Income Taxes (Details) - USD ($)		12 Months Ended
	Aug. 16, 2022	Dec. 31, 2023
Income Taxes [Line Items]
U.S. federal net operating loss carryover (in Dollars)		$ 1,770,098
Taxable income	1.00%	20.97%
Taxable income limitation		80.00%
Taxable income years prior		100.00%
Statutory rate		21.00%
U.S [Member]
Income Taxes [Line Items]
Taxable income		80.00%
Modified taxable income		80.00%
Statutory rate		21.00%